Accruals and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accruals And Other Current Liabilities
Schedule of accruals and other current liabilities

	As of December 31,
	2024	2025	2025
	S$	S$	US$

Other accruals	426,694	298,430	232,079
Other payables	-	864,431	672,238
GST payables	22,125	58,186	45,250
Interest payable	21,516	-	-
	470,335	1,221,047	949,567